ORGANIZATION AND NATURE OF BUSINESS (Details 5) - USD ($)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 23, 2024	Jun. 30, 2023	Jun. 15, 2023	Mar. 17, 2023	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 06, 2023
VAT net receivable and payable balance						$ 276,152		$ 276,152		$ 187,512	$ 79,373
Long-term liability						395,698		395,698		408,665	0
Allowance for doubtful accounts								19,086,835		19,686,091	7,309,311
Foreign accounts						12,655,615		12,655,615		532,704	831,793
Depreciation expense						103,558	$ 79,163	216,432	$ 112,569	353,043	70,109
Amortization expense						193,518	$ 16,035	383,373	$ 50,270	$ 239,841	$ 33,085
Equity method investment aggregate cost												$ 3,950,000
Asset acquisition	$ 637,080
ICC International Cannabis Corp [Member]
Shares of common stock issued										3,000,000	3,000,000
Equity method investment aggregate cost						0		$ 0		$ 0	$ 0
Closing price										$ 0	$ 0
National Bank of Greece [Member]
Shares of common stock issued								16,666		16,666	16,666
Equity method investment aggregate cost						12,416		$ 12,416		$ 11,596	$ 6,681
Closing price								$ 0.75		$ 0.70	$ 0.40
Pancreta Bank [Member]
Equity method investment aggregate cost						$ 7,665		$ 7,665		$ 8,479	$ 8,200
Greece [Member]
Cash			$ 109,330
Intangible assets			425,411
Issuable stock amount			$ 316,081
Income tax rate								22.00%		22.00%
Shares issued			99,710
United Kingdom Of England [Member]
Income tax rate								25.00%		25.00%
CANA Pharmaceutical Laboratories, S.A. ("Cana") [Member]
Cash		$ 873,600
Issuable stock amount		$ 138,667								$ 138,667
Shares issued		46,377
Asset acquision					$ 5,469,787
Secured Promissory Note					$ 4,457,520
Zip Doctor Inc [Member]
Cash				$ 150,000
Payment in fees				8,788
Intangible assets				$ 158,788
Cloudscreen [Member]
Cash	317,880
Total purchase price amount	$ 637,080
Shares of common stock issued	280,000
Shares of common fair value	$ 319,200
Asset acquisition	$ 637,080